Offerings - Offering: 1	Feb. 26, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock ($0.01 par value)
Amount Registered | shares	522,020
Maximum Aggregate Offering Price	$ 8,357,540.20
Carry Forward Form Type	S-3
Carry Forward File Number	333-263294
Carry Forward Initial Effective Date	Mar. 04, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,536.00
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"). The proposed maximum offering price per unit, the proposed maximum aggregate offering price, and the amount of registration fee have been computed on the basis of the average high and low prices of the common stock on the New York Stock Exchange on February 25, 2025. The shares of common stock, par value $0.01 per share (the "Common Stock") of Veris Residential, Inc., a Maryland corporation (the "Company"), being registered pursuant to this Registration Statement consist entirely of 522,020 unsold shares of Common Stock that were previously registered on an automatic shelf registration statement on Form S-3, File No. 333-236294, which was filed with the Securities and Exchange Commission (the "Commission") on March 4, 2022 (the "Registration Statement"). The Registration Statement is subject to expiration on the third anniversary of the date of filing with the Commission pursuant to Rule 415(a)(5) under the Securities Act. The 522,020 shares of common stock covered by this registration statement consist solely of the unsold securities from the Registration Statement and pursuant to Rule 415(a)(6) under the Securities Act, these 522,020 shares, together with the related filing fees previously paid by the registrant in connection with the Registration Statement, are being carried forward to this registration statement. No additional securities are being registered by this registration statement. On March 13, 2007, the Company registered 2,230,381 shares of Common Stock on Form S-3ASR, File No. 333-141259, for which a filing fee of $3,361 was paid (the "2007 Registration Statement"). On May 22, 2008, the Company registered an additional 114,911 shares of Common Stock on Form S-3ASR, File No. 333-151090, for which a filing fee of $175 was paid (the "2008 Registration Statement"). The unsold securities from the 2007 Registration Statement and the 2008 Registration Statement have subsequent been carried forward pursuant to Rule 415(a)(6) with each of the following registration statements: (i) Form S-3ASR, File No. 333-165441, filed March 12, 2010; (ii) Form S-3ASR, File No. 333-187196, filed March 12, 2013; (iii) Form S-3ASR, File No. 333-210115, filed March 11, 2016; (iv) Form S-3ASR, File No. 333-230095, filed March 6, 2019; and (v) Form S-3ASR, File No. 333-263294, filed March 4, 2022.